Related Parties - Compensation (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Parties
Defined benefit obligation	$ 1,207,528	$ 1,277,233
Service cost	82,190	94,416
Directors, alternate directors and officers
Related Parties
Key management compensation	692,869	963,254	$ 1,115,354
Defined benefit obligation	206,851	178,340	212,310
Cumulative contributions made by the Group to the pension and seniority premium plans on behalf of these directors and officers	$ 75,479	64,042	$ 76,241
Officers | Cable Segment
Related Parties
Defined benefit obligation		337,450
Deferred compensation plan term			5 years
Service cost		$ 129,810	$ 207,640